Consolidated statement of changes in equity - USD ($) $ in Millions		Total		Adjustment to closing equity in respect of hyperinflation in Türkiye and Ghana	Adjusted balance	Equity attributable to parent company shareholder		Equity attributable to parent company shareholder Adjustment to closing equity in respect of hyperinflation in Türkiye and Ghana	Equity attributable to parent company shareholder Adjusted balance	Share capital		Share capital Adjusted balance	Share premium		Share premium Adjusted balance	Capital redemption reserve		Capital redemption reserve Adjusted balance	Hedging and exchange reserve		Hedging and exchange reserve Adjusted balance	Total retained earnings		Total retained earnings Adjustment to closing equity in respect of hyperinflation in Türkiye and Ghana	Total retained earnings Adjusted balance	Own shares		Own shares Adjusted balance	Other retained earnings		Other retained earnings Adjustment to closing equity in respect of hyperinflation in Türkiye and Ghana	Other retained earnings Adjusted balance	Non-controlling interests		Non-controlling interests Adjustment to closing equity in respect of hyperinflation in Türkiye and Ghana	Non-controlling interests Adjusted balance
Beginning balance at Jun. 30, 2021		$ 11,719	[1]	$ 349	$ 12,068	$ 9,587	[1]	$ 349	$ 9,936	$ 1,030	[1]	$ 1,030	$ 1,878	[1]	$ 1,878	$ 4,451	[1]	$ 4,451	$ (3,218)	[1]	$ (3,218)	$ 5,446	[1]	$ 349	$ 5,795	$ (2,609)	[1]	$ (2,609)	$ 8,055	[1]	$ 349	$ 8,404	$ 2,132	[1]	$ 0	$ 2,132
Retranslation impact of opening balances	[2]	0				0				(131)			(243)			(579)			619			334				334			0				0
Profit for the year		4,410	[3],[4]			4,280																4,280							4,280				130
Other comprehensive income/(loss)		268	[5]			352													(639)			991							991				(84)
Total comprehensive income/(loss) for the year		4,678	[5]			4,632													(639)			5,271							5,271				46
Employee share schemes		119				119																119				52			67
Share-based incentive plans		79				79																79							79
Share-based incentive plans in respect of associates		5				5																5							5
Tax on share-based incentive plans		11				11																11							11
Share-based payments and purchase of own shares in respect of subsidiaries		(23)				(15)																(15)							(15)				(8)
Unclaimed dividend		4				3																3							3				1
Change in fair value of put option		(45)				(45)																(45)							(45)
Share buyback programme		(3,004)				(3,004)				(24)						24						(3,004)							(3,004)
Dividends declared as distributions to non-controlling interests																																	(95)
Dividend declared as distributions to owners		(2,381)				(2,286)																(2,286)							(2,286)
Equity at end of period at Jun. 30, 2022	[1]	11,511	[6]			9,435				875			1,635			3,896			(3,238)			6,267				(2,223)			8,490				2,076
Retranslation impact of opening balances	[2]	0				0				36			68			162			(173)			(93)				(93)			0				0
Profit for the year		4,479	[4],[5]			4,445																4,445							4,445				34
Other comprehensive income/(loss)		(482)	[5]			(382)													5			(387)							(387)				(100)
Total comprehensive income/(loss) for the year		3,997	[5]			4,063													5			4,058							4,058				(66)
Employee share schemes		59				59																59				30			29
Share-based incentive plans		58				58																58							58
Share-based incentive plans in respect of associates		6				6																6							6
Tax on share-based incentive plans		7				7																7							7
Share-based payments and purchase of own shares in respect of subsidiaries		6				4																4							4				2
Purchase of non-controlling interests		(178)				(136)																(136)							(136)				(42)
Associates' transactions with non-controlling interests		(8)				(8)																(8)							(8)
Unclaimed dividend		1				1																1							1				0
Change in fair value of put option		(19)				(19)																(19)							(19)
Share buyback programme		(1,543)				(1,543)				(13)						13						(1,543)							(1,543)
Dividends declared as distributions to non-controlling interests																																	(117)
Dividend declared as distributions to owners		(2,188)				(2,071)																(2,071)							(2,071)
Equity at end of period at Jun. 30, 2023		11,709	[1],[6]	$ 51	$ 11,760	9,856	[1]	$ 41	$ 9,897	898	[1]	$ 898	1,703	[1]	$ 1,703	4,071	[1]	$ 4,071	(3,406)	[1]	$ (3,406)	6,590	[1]	$ 41	$ 6,631	(2,286)	[1]	$ (2,286)	8,876	[1]	$ 41	$ 8,917	1,853	[1]	$ 10	$ 1,863
Profit for the year		4,166				3,870																3,870							3,870				296
Other comprehensive income/(loss)		(485)				(466)													(767)			301							301				(19)
Total comprehensive income/(loss) for the year		3,681				3,404													(767)			4,171							4,171				277
Employee share schemes		48				48																48				36			12
Share-based incentive plans		43				43																43							43
Share-based incentive plans in respect of associates		5				5																5							5
Share-based payments and purchase of own shares in respect of subsidiaries		(10)				(6)																(6)							(6)				(4)
Purchase of non-controlling interests		(223)				(246)																(246)							(246)				23
Tax on purchase of non-controlling interests		53				53																53							53				0
Unclaimed dividend		1				1																1							1				0
Change in fair value of put option		73				73																73							73
Share buyback programme		(997)				(997)				(11)						11						(997)							(997)
Dividends declared as distributions to non-controlling interests																																	(121)
Dividend declared as distributions to owners		(2,364)				(2,243)																(2,243)							(2,243)
Equity at end of period at Jun. 30, 2024		$ 12,070				$ 10,032				$ 887			$ 1,703			$ 4,082			$ (4,173)			$ 7,533				$ (2,250)			$ 9,783				$ 2,038

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[2]	(2) Includes foreign translation differences arising from the retranslation of reserves due to the change in the group’s presentation currency.
[3]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[4]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[5]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[6]	(1) See pages 238-240 for an explanation under Accounting information and policies.